Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Loss Carryforwards [Line Items]
Disallowance of interest expenses carryforward, amount	$ 44,700
Income tax expense benefit	(9,694)	$ (5,318)	$ (12,941)
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	600
Unrecognized tax benefits, income tax penalties	9	17
Undistributed earnings of foreign subsidiaries	8,600
Income tax penalties and interest accrued	26	17
GILTI [Member]
Operating Loss Carryforwards [Line Items]
Income tax expense benefit	$ 0	$ 0
Minimum [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, expiration period	2032
Tax credit carryforward, expiration period	2035
Maximum [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, expiration period	2041
Tax credit carryforward, expiration period	2041
U.S. federal research and development tax credit [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforward, amount	$ 1,800
Foreign research and development tax credit [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforward, amount	900
Federal Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	3,000
Federal Tax Authority [Member] | indefinitely Period [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	1,200
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	39,700
State and Local Jurisdiction [Member] | indefinitely Period [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	13,800
Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 33,800